Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt

	December 31, 2015	December 31, 2014
Term Loan B	203,975	—
Credit facility	—	126,000
Less deferred finance costs, net	(4,332)	(1,913)
Total long term debt	199,643	124,087
Less unamortized discount	(1,824)	—
Less current portion, net of deferred finance cost	(643)	(10,022)
Total Long Term Debt, net of current portion and net of deferred finance costs	$197,176	$114,065

Long-Term Debt Obligations

December 31, 2015
Long-Term Debt Obligations:
Year
December 31, 2016	$2,050
December 31, 2017	2,050
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775

Total	$203,975